Other Income - Summary of Other Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Foreign exchange gain	$ 3,133	$ 79	$ 1,413
Other income	49	250	120
Total	$ 3,182	$ 329	$ 1,533